Income Taxes - Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
United States	$ 162,023	$ 250,421	$ 386,023
Foreign	131,205	51,563	28,303
Income before income taxes	$ 293,228	$ 301,984	$ 414,326